   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2009

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [X]
                          PRE-EFFECTIVE AMENDMENT NO.                               [_]
                          POST-EFFECTIVE AMENDMENT NO. 7                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                   [X]
                        AMENDMENT NO. 36                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             HEATHER HARKER, ESQ.
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on (date) pursuant to paragraph (b) of Rule 485


[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED JANUARY 19, 2010 TO


                      PROSPECTUS DATED JULY 20, 2009 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR RETIREREADY/SM/ ONE VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.




A. INTRODUCTION

The first sentence in the second paragraph on page 1 of the prospectus is deleted and replaced with the following:

   This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and our Guarantee Account that you should know before investing.

B. FEE TABLES AND EXAMPLES

1. The Maximum Annual Portfolio Operating Expenses (before fee waivers or reimbursements), in the "ANNUAL PORTFOLIO EXPENSES" table on page 10 of the prospectus, should be 7.87%, not 7.97%.

2. On page 11 of the prospectus, the second set of Examples, which assume the contract owner decides to annuitize the contract, are deleted and replaced with the following:



NO SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR          3 YEARS    5 YEARS    10YEARS
------          -------    -------    -------
$1,270          $3,752     $5,940     $10,294



FOUR-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR          3 YEARS    5 YEARS    10YEARS
------          -------    -------    -------
$1,265          $3,741     $5,925     $10,280



SEVEN-YEAR SURRENDER CHARGE SCHEDULE EXAMPLE
------------------------------------------------
COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR         3 YEARS     5 YEARS    10YEARS
------         -------     -------    -------
$1,242         $3,685      $5,851     $10,210



48928 SUPPC 01/19/10

C. SYNOPSIS--LIVING BENEFIT RIDER OPTIONS

In the "SYNOPSIS" section of the prospectus, the following two sentences are added to the Income Protector discussion in the "LIVING BENEFIT RIDER OPTIONS" provision on page 15:

   Under certain circumstances, the benefit provided under Income Protector may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit.

In the "SYNOPSIS" section of the prospectus, the following sentence is added to the Guaranteed Income Advantage discussion in the "LIVING BENEFIT RIDER OPTIONS" provision on page 15:

   If income payments have not begun and you terminate the contract, you will lose your benefit.

D. INCOME PROTECTOR

1. UPDATED DISCLOSURE

The following disclosure is added in the introductory discussion of Income Protector, which is on pages 46 and 47 of your prospectus in the "INCOME PROTECTOR" section.

   Income Protector is designed for an investor seeking a minimum lifetime income benefit, with upside potential, and who is comfortable with certain investment restrictions and withdrawal limits. Investors that may need annual income greater than the calculated Withdrawal Limit or who cannot adhere to the stated investment restrictions should carefully consider whether Income Protector is an appropriate investment choice. In addition, investors that have significant assets, and who are unconcerned with depleting those assets in retirement, may also want to consider other options. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

   IF A GROSS WITHDRAWAL PLUS ALL PRIOR GROSS WITHDRAWALS WITHIN A BENEFIT YEAR IS IN EXCESS OF THE WITHDRAWAL LIMIT, YOUR PURCHASE PAYMENT BENEFIT AMOUNT, ROLL-UP VALUE AND MAXIMUM ANNIVERSARY VALUE WILL BE RECALCULATED TO REFLECT A PRO-RATA REDUCTION FOR EACH DOLLAR THAT IS IN EXCESS OF YOUR WITHDRAWAL LIMIT. THIS MEANS THAT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY. IN ADDITION, IF, AFTER A WITHDRAWAL, (I) YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR IF YOUR CONTRACT VALUE IS LESS THAN OR EQUAL TO 13/12 MULTIPLIED BY THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

   THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE SEVENTH CONTRACT ANNIVERSARY.

2. UPDATED WITHDRAWAL FACTOR PERCENTAGES EFFECTIVE JANUARY 19, 2010

The Company has decided to improve certain of the Withdrawal Factor percentages for Income Protector. The Withdrawal Factor is used to establish the Withdrawal Limit for benefits provided under Income Protector. The Withdrawal Limit is the total amount you may withdraw in a Benefit Year without reducing the benefit provided under Income Protector. The new Withdrawal Factor percentages will be effective January 19, 2010. The old and new Withdrawal Factor percentages are provided in the tables below. The disclosure on page 48 of the prospectus, under the heading, "WITHDRAWAL LIMIT," is revised accordingly.

   The Withdrawal Factor Percentages effective before January 19, 2010, were as follows:



                         AGE OF     SINGLE     JOINT
                        YOUNGER    ANNUITANT  ANNUITANT
                        ANNUITANT  CONTRACT   CONTRACT
                        --------------------------------
                         50-54       3.0%       2.5%
                         55-59       4.0%       3.5%
                         60-64       4.5%       4.0%
                         65-74       5.0%       4.5%
                         75-79       6.0%       5.5%
                          80+        7.0%       6.5%
                        --------------------------------



   The Withdrawal Factor Percentages effective on and after January 19, 2010, are as follows:



                         AGE OF     SINGLE     JOINT
                        YOUNGER    ANNUITANT  ANNUITANT
                        ANNUITANT  CONTRACT   CONTRACT
                        --------------------------------
                         50-54       3.0%      2.75%
                         55-59       4.0%      3.75%
                         60-64       4.5%      4.25%
                         65-69       5.0%      4.75%
                         70-74       5.5%      5.25%
                         75-79       6.0%      5.75%
                          80+        7.0%      6.75%
                        --------------------------------



E. THE DEATH BENEFIT

1. THE ANNUAL STEP-UP DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Annual Step-Up Death Benefit Rider on page 59 of the prospectus:

   The Annual Step-Up Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Annual Step-Up Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

2. THE ROLLUP DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Rollup Death Benefit Rider on page 60 of the prospectus:

   The Rollup Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that increases according to a specified annual rate. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Rollup Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

3. THE EARNINGS PROTECTOR DEATH BENEFIT RIDER

The following disclosure will be added in the introductory discussion of the Earnings Protector Death Benefit Rider on page 62 of the prospectus:

   The Earnings Protector Death Benefit Rider is designed for an investor seeking to provide his or her beneficiaries with a death benefit that has an opportunity for upside potential. Because withdrawals from a contract can reduce the death benefit, investors that want liquidity and intend to take withdrawals from the contract should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. In addition, since the Basic Death Benefit is available to contract owners at no additional charge, investors that are satisfied with a death benefit equal to the greater of purchase payments minus withdrawals or Contract Value, or who do not want to pay for an additional death benefit feature, should carefully consider whether the Earnings Protector Death Benefit Rider is an appropriate investment choice. Investors should read the contract and prospectus carefully and should consult with a financial and tax adviser before purchasing the contract and any rider.

The prospectus is revised accordingly.

   Part A and Part B of Post-Effective Amendment No. 4 to the Registration Statement, which was filed with the Securities and Exchange Commission on June 2, 2009, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 7 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on July 16, 2009 with
               Post-Effective Amendment No. 5 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.


 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.


 (8)(s)    Reserved.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9)       Opinion and Consent of Heather C. Harker. Filed herewith.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on June 2, 2009 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-143407.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Leon E. Roday(1)        Director and Senior Vice President
Geoffrey S. Stiff       Director and Senior Vice President
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Kelly L. Groh           Senior Vice President and Chief Financial Officer
Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Thomas M. Stinson       Senior Vice President
Heather C. Harker       Vice President and Associate General Counsel
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer
Matthew P. Sharpe       Vice President
Michael P. Cogswell     Vice President

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS

   There were 261 owners of Qualified Contracts and 199 owners of Non-Qualified Contracts as of December 7, 2009.

ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)

         NAME                ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Geoffrey S. Stiff...... 6610 W. Broad St.   Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.   Director
                        Richmond, VA 2320

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%         $0

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 22nd day of December, 2009.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            NAME                        TITLE                    DATE
             ----                       -----                     ----

   /s/  PAMELA S. SCHUTZ*   Chairperson of the Board,      December 22, 2009
   ------------------------   President and Chief
      PAMELA S. SCHUTZ        Executive Officer

   /s/  RONALD P. JOELSON*  Director, Senior Vice          December 22, 2009
   ------------------------   President and Chief
      RONALD P. JOELSON       Investment Officer

     /s/  PAUL A. HALEY*    Director, Senior Vice          December 22, 2009
   ------------------------   President and Chief Actuary
        PAUL A. HALEY

     /S/  LEON E. RODAY*    Director and Senior Vice       December 22, 2009
   ------------------------   President
        LEON E. RODAY

   /S/  GEOFFREY S. STIFF*  Director and Senior Vice       December 22, 2009
   ------------------------   President
      GEOFFREY S. STIFF

     /S/  KELLY L. GROH*    Senior Vice President and      December 22, 2009
   ------------------------   Chief Financial Officer
        KELLY L. GROH

    /S/  JAC J. AMERELL*    Vice President and Controller  December 22, 2009
   ------------------------
       JAC J. AMERELL



*By:    /s/  MICHAEL P.    , pursuant to Powers of Attorney    December 22, 2009
           COGSWELL          executed on December 16, 2009.
      -------------------
      MICHAEL P. COGSWELL